Prepaid Expenses - Summary of Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses [Abstract]
Prepaid financing expenses	$ 2,312	$ 4,006
Prepaid selling and marketing expenses	1,264	1,587
Prepaid insurance expenses	555	620
Other	5,271	10,715
Total	$ 9,402	$ 16,928